Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance, at Dec. 31, 2009	$ 284	$ 9,764	$ 54,455	$ (2,122)	$ 2,090	$ 64,471
Shares, Issued, Beginning Balance at Dec. 31, 2009	2,840,872			68,436		68,436,000
Net Income			7,313			7,313
Other comprehensive income (loss)					(953)	(953)
Cash dividends declared per share			(3,120)			(3,120)
Acquisition of treasury stock				(529)		(529)
Acquisition of treasury stock, shares				18,571
Stock options exercised		(120)		283		163
Stock options exercised, shares				(9,276)		(9,276)
Tax benefit on stock options exercised		34				34
Sale of treasury stock for ESOP		(15)		171		156
Sale of treasury stock for ESOP, shares				(5,663)
Compensation expense related to stock options		163				163
Balance, at Dec. 31, 2010	284	9,826	58,648	(2,197)	1,137	67,698
Shares, Issued, Ending Balance at Dec. 31, 2010	2,840,872			72,068
Net Income			7,356			7,356
Other comprehensive income (loss)					2,178	2,178
Cash dividends declared per share			(3,696)			(3,696)
Acquisition of treasury stock				(602)		(602)
Acquisition of treasury stock, shares				23,431
Stock options exercised		(26)		77		51
Stock options exercised, shares				(2,576)		(2,575)
Tax benefit on stock options exercised		5				5
Sale of treasury stock for ESOP		(10)		163		153
Sale of treasury stock for ESOP, shares				(5,553)
Compensation expense related to stock options		170				170
North Penn acquisition	53	14,695				14,748
North Penn exchange adjustment, shares	530,994
Balance, at Dec. 31, 2011	337	24,660	62,308	(2,559)	3,315	88,061
Shares, Issued, Ending Balance at Dec. 31, 2011	3,371,866			87,370
Net Income			8,403			8,403
Other comprehensive income (loss)					(518)	(518)
Cash dividends declared per share			(3,969)			(3,969)
Acquisition of treasury stock				(320)		(320)
Acquisition of treasury stock, shares				11,647
Stock options exercised		(86)		541		455
Stock options exercised, shares				(18,577)		(18,577)
Tax benefit on stock options exercised		30				30
Sale of treasury stock for ESOP		3		146		149
Sale of treasury stock for ESOP, shares				(5,014)
Compensation expense related to stock options		130				130
North Penn exchange adjustment, shares	(17)
Balance, at Dec. 31, 2012	$ 337	$ 24,737	$ 66,742	$ (2,192)	$ 2,797	$ 92,421
Shares, Issued, Ending Balance at Dec. 31, 2012	3,371,849			75,426